Note 3 - Accounts Receivable (Details) - Accounts Receivables (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables gross	$ 189	$ 173
Total receivables, net	189	173
Healthcare Fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables gross	184	146
Patient Fees Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables gross		24
Other Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables gross	$ 5	$ 3